Statements of Changes in Net Assets Available for Benefits - Community Trust Bancorp, Inc. Savings Plan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contributions:
Participants	$ 3,825,165	$ 3,184,468
Employer	1,401,912	1,324,031
Rollovers	260,335	163,184
Total contributions	5,487,412	4,671,683
Investment income:
Net appreciation in fair value of investments	8,416,943	10,376,044
Interest and dividends	3,267,390	2,978,461
Total investment income	11,684,333	13,354,505
Deductions:
Benefits paid to participants	(5,941,774)	(11,255,622)
Increase in net assets available for benefits	11,229,971	6,770,566
Net assets available for benefits:
Beginning of year	84,283,908	77,513,342
End of year	$ 95,513,879	$ 84,283,908